Deferred Income Tax	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Deferred Income Tax
22	DEFERRED INCOME TAX

The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2018	2017
	(In millions)
At beginning of period	¥(238,240)	¥(220,574)
Deferred tax benefit (expense)	(1,036)	120,468
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(22,492)	(2,315)
Available-for-sale financial assets reserve	(99,383)	(82,619)
Exchange differences on translating foreign operations reserve	3,137	2,545
Acquisition and disposal of subsidiaries and businesses	(17,196)	(6,259)
Reclassification to assets held for sale(1)	(5,540)	—
Exchange differences and others	2,445	(49,486)

At end of period	¥(378,305)	¥(238,240)

(1)	The SMBC Group reclassified net deferred tax assets of ¥5,540 million allocated to Sumitomo Mitsui Finance and Leasing Company, Limited and its subsidiaries to assets held for sale at March 31, 2018. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

The deferred tax assets and liabilities at March 31, 2018 and 2017 were attributable to the following items:

	At March 31,
	2018	2017
	(In millions)
Deferred tax assets:
Loans and advances	¥206,928	¥231,971
Derivative financial instruments	59,530	55,989
Provision for interest repayment	36,779	40,638
Tax losses carried forward	24,082	98,788
Retirement benefits	9,204	21,772
Investment securities	1,243	981
Other deductible temporary differences	152,891	161,246

Total deferred tax assets	490,657	611,385

Deferred tax liabilities:
Investment securities	680,425	571,489
Goodwill and intangible assets	81,076	111,145
Property, plant and equipment	28,786	91,703
Retirement benefits	19,484	3,485
Lease transactions	10,866	16,026
Other taxable temporary differences	48,325	55,777

Total deferred tax liabilities	868,962	849,625

Net deferred tax liabilities(1)	¥(378,305)	¥(238,240)

(1)	Deferred tax assets and deferred tax liabilities are offset in the consolidated statement of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

On March 31, 2016, the Government of Japan promulgated (i) an amendment to the Corporation Tax Act and (ii) the Local Tax Act. Those laws (i) reduce the Japanese national corporation tax rate by 0.5 percentage points from the fiscal year beginning April 1, 2016 and additionally reduce by 0.2 percentage points from the fiscal year beginning April 1, 2018, and (ii) reduce the enterprise tax rate by 1.2 percentage points from the fiscal year beginning April 1, 2016. As a result, the effective statutory tax rate of the Company was reduced from 32.3% to 30.9% during the two fiscal years beginning April 1, 2016 through March 31, 2018 and from 30.9% to 30.6% for the fiscal years beginning April 1, 2018. The SMBC Group measured deferred tax assets and liabilities at the rates that were expected to apply to the period when the assets are realized or the liabilities are settled.

On December 22, 2016, the Company applied to the Commissioner of the National Tax Agency for permission to adopt the consolidated corporate-tax system in Japan from the fiscal year beginning April 1, 2017. Accordingly, the Company and its wholly owned domestic subsidiaries started to recognize the deferred tax assets based on the consolidated corporate-tax system at March 31, 2017. Under the consolidated corporate-tax system, the taxable profits or losses on a consolidated basis are calculated by aggregating those of the parent company and its wholly owned domestic subsidiaries (a “tax consolidated group”), and any unused tax losses carried forward, except for certain specified consolidated tax losses carried forward, by one company can be used by another company within the tax consolidated group for Japanese national corporation tax purposes. Therefore, the deferred tax assets relating to deductible temporary differences and tax losses carried forward were recognized on a consolidated basis, but only to the extent that it is probable that future consolidated taxable profits will be available against which the deductible temporary differences and tax losses carried forward can be utilized.

The deferred tax assets of the Company and its wholly owned domestic subsidiaries, which adopted the consolidated corporate-tax system, consisted mainly of those for loans and advances. The deferred tax assets for loans and advances were generally related to the accumulated losses from the impairment of these assets which would be deductible for tax purposes in future periods. The Company and its wholly owned domestic subsidiaries consider that most of the deductible temporary differences will be able to be used based mainly on future taxable profits on a consolidated basis. The future taxable profits are estimated based on forecasted results of operations, which reflect historical financial performance and the business plans that management believes to be prudent and feasible. In the Company’s other subsidiaries, deferred tax assets relating to deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized. No deferred tax assets were recognized in certain the Company’s subsidiaries for the deductible temporary differences estimated not to be realized, or for the tax losses carried forward projected to expire due to the uncertainty of sufficient future taxable profit.

The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2018 and 2017 for which no deferred tax assets were recognized.

	At March 31,
	2018	2017
	(In millions)
Deductible temporary differences	¥445,649	¥436,481
Tax losses carried forward which will expire in 1 year	224,298	112,010
2 years	209,109	251,300
3 years	252,812	219,834
4 years	70,222	259,636
5 years	140,879	78,055
6 years	59,791	168,288
7 years	44,575	75,171
8 years	16,279	59,230
9 years and thereafter	59,734	19,390

Total deductible temporary differences and tax losses carried forward(1)	¥1,523,348	¥1,679,395

(1)	Under the consolidated corporate-tax system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥421,319 million and ¥503,511 million at March 31, 2018 and 2017, respectively.

In addition to the above table, the SMBC Group does not recognize deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures where the Company has no intention to reverse these differences in the foreseeable future. The amount of those deductible temporary differences was ¥818 billion and ¥810 billion at March 31, 2018 and 2017, respectively.

At March 31, 2018 and 2017, the amount of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized was ¥2,041 billion and ¥1,352 billion, respectively. The Company can control the timing of reversal of the temporary differences and it is probable that they will not be reversed in the foreseeable future.

Deferred tax expense for the fiscal years ended March 31, 2018 and 2017 was attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2018	2017
	(In millions)
Investment securities	¥(34,881)	¥26,999
Derivative financial instruments	9,296	39,101
Goodwill and intangible assets	7,809	2,201
Loans and advances	6,092	(10,496)
Lease transactions	5,223	2,389
Provision for interest repayment	(3,840)	28,186
Tax losses carried forward	(3,448)	66,378
Retirement benefits	(2,604)	3,139
Property, plant and equipment	(1,137)	(45,285)
Other temporary differences—net	16,454	7,856

Total deferred tax benefit (expense)	¥(1,036)	¥120,468